CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	Class ‘A’ Ordinary shares	Class ‘A’ Ordinary shares
In thousands of shares	2017	2016
In issue at January 1	96,162	95,840
Issued for cash	-	322

In issue at December 31	96,162	96,162

	ADS	ADS
In thousands of ADSs	2017	2016
Balance at January 1	24,041	23,960
Issued for cash	-	81

Balance at December 31	24,041	24,041

	Class ‘A’ Treasury shares	Class ‘A’ Treasury shares
In thousands of shares	2017	2016
Balance at January 1	7,073	2,635
Purchased during the year	5,375	4,438

Balance at December 31	12,448	7,073

	ADS Treasury shares	ADS Treasury shares
In thousands of ADSs	2017	2016
Balance at January 1	1,768	659
Purchased during the year	1,344	1,109

Balance at December 31	3,112	1,768